COLI VUL-4 Series Account of Empower Annuity Insurance Company of America

COLI VUL-4 Series Account

of Empower Annuity

Insurance Company of

America

Financial Statements for the Year Ended

December 31, 2022 and Report of Independent

Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Policy Holders of COLI VUL-4 Series Account and Those Charged with Governance of

COLI VUL-4 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise COLI VUL- 4 Series Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama

April 18, 2023

Appendix A

The investment divisions that comprise COLI VUL-4 Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets

Alger Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Century Investments VP Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS Global Small Capitalization Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

BNY Mellon Stock Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

DWS Core Equity VIP	As of December 31, 2022	For the year then ended December 31, 2022	For the period from August 26, 2021 (commencement of operations) to December 31, 2022

DWS Small CAP Index VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the two-year period from March 19, 2021 (commencement of operations) to December 31, 2022

Empower Core Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Government Money Market Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Moderate Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Moderately Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Moderately Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Fidelity VIP Contrafund Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Fidelity VIP Mid Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Invesco V.I. Global Real Estate Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Invesco V.I. Mid Cap Core Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Janus Henderson VIT Flexible Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Janus Henderson VIT Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PIMCO VIT High Yield Portfolio	As of December 31, 2022	As of December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PIMCO VIT Low Duration Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PIMCO VIT Total Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Putnam VT Equity Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Van Eck VIP Global Hard Assets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio		American Funds IS Global Small Capitalization Fund		American Funds IS Growth Fund	American Funds IS International Fund	BNY Mellon Stock Index Portfolio	DWS Core Equity VIP	DWS Small Cap Index VIP

ASSETS:
Investments at fair value (1)	$2		$1		$56,747	$24,800	$154,873	$38,818	$54,409
Total assets	2		1		56,747	24,800	154,873	38,818	54,409

LIABILITIES:
Other payables	-		1		-	-	1	-	1
Total liabilities	-		1		-	-	1	-	1

NET ASSETS	$2		$-		$56,747	24,800	$154,872	$38,818	$54,408

Fair value per share (NAV)	$14.21		$15.23		$75.40	$15.23	$57.81	$10.47	$12.12
Shares outstanding in the Separate Account	0	*	0	*	753	1,628	2,679	3,708	4,489

(1) Investments in mutual fund shares, at cost	5		1		60,593	31,057	134,635	41,384	68,443

* The Subaccount’s investments at year end were less than one share

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Aggressive Profile Fund	Empower Bond Index Fund	Empower Government Money Market Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Fidelity VIP Contrafund Portfolio

ASSETS:
Investments at fair value (1)	$10,881	$10,389	$286	$65,789	$31,624	$15,060	$18,034
Total assets	10,881	10,389	287	65,789	31,624	15,060	18,034

LIABILITIES:
Other payables	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$10,881	$10,389	$287	$65,789	$31,624	$15,060	$18,034

Fair value per share (NAV)	$4.92	$12.39	$1.00	$5.89	$6.28	$7.58	$36.54
Shares outstanding in the Separate Account	2,211	839	286	11,170	5,036	1,987	494

(1) Investments in mutual fund shares, at cost	13,798	12,181	286	78,948	39,041	17,226	17,863

* The Subaccount’s investments at year end were less than one share

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio	Invesco V.I. Global Real Estate Fund	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Overseas Portfolio	Pimco VIT Low Duration Portfolio		Pimco VIT Total Return Portfolio	Putnam VT Equity Income Fund

ASSETS:
Investments at fair value (1)	$31,618	$11,632	18,280	$12,322.00	$2		$46,582	$71,709
Total assets	31,618	11,632	18,280	12,322	2		46,582	71,709

LIABILITIES:
Other payables	-	1	-	-	1		-	-
Total liabilities	-	1	-	-	1		-	-

NET ASSETS	$31,618	$11,631	$18,280	$12,322	$1		$46,582	$71,709

Fair value per share (NAV)	$31.20	$13.04	$9.94	$38.52	$9.50		$8.98	$27.44
Shares outstanding in the Separate Account	1,013	892	1,839	320	0	*	5,187	2,613

(1) Investments in mutual fund shares, at cost	34,288	14,259	21,777	10,286	2		56,444	57,248

* The Subaccount’s investments at year end were less than one share

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

SUBACCOUNTS
Royce Capital Fund - Micro-Cap Portfolio

ASSETS:
Investments at fair value (1)	$4
Total assets	4

LIABILITIES:
Other payables	-
Total liabilities	-

NET ASSETS	$4

Fair value per share (NAV)	$7.48
Shares outstanding in the Separate Account	1

(1) Investments in mutual fund shares, at cost	5

* The Subaccount’s investments at year end were less than one share

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio	American Funds IS Global Small Capitalization Fund	American Funds IS Growth Fund	American Funds IS International Fund	BNY Mellon Stock Index Portfolio	DWS Core Equity VIP	DWS Small Cap Index VIP

INVESTMENT INCOME:
Dividend income	$-	$-	$207	$458	$2,203	$325	$531

TOTAL INVESTMENT INCOME	-	-	207	458	2,203	325	531

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	-	131	(34)	802	15	(89)
Capital gain distributions	-	-	9,236	3,620	13,781	5,739	9,980

Net realized gain (loss) on investments	1	-	9,367	3,585	14,583	5,754	9,891

Change in net unrealized appreciation (depreciation) on investments	(2)	(1)	(34,023)	(10,611)	(51,024)	(13,282)	(24,697)

Net realized and unrealized gain (loss) on investments	(1)	(1)	(24,656)	(7,026)	(36,440)	(7,528)	(14,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1)	$(1)	$(24,448)	$(6,569)	$(34,238)	$(7,203)	$(14,275)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Aggressive Profile Fund	Empower Bond Index Fund	Empower Government Money Market Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Fidelity VIP Contrafund Portfolio

INVESTMENT INCOME:
Dividend income	$195	$127	$4	$1,512	$505	$276	$53

TOTAL INVESTMENT INCOME	195	127	4	1,512	505	276	53

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(461)	(14)	-	(65)	(90)	(135)	45
Capital gain distributions	1,348	9	-	4,412	2,392	829	989

Net realized gain (loss) on investments	887	(5)	-	4,346	2,302	694	1,033

Change in net unrealized appreciation (depreciation) on investments	(3,583)	(1,782)	-	(14,914)	(7,357)	(2,953)	(7,644)

Net realized and unrealized gain (loss) on investments	(2,696)	(1,787)	-	(10,568)	(5,055)	(2,258)	(6,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,501)	$(1,660)	$4	$(9,056)	$(4,549)	$(1,982)	$(6,558)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio	Invesco V.I. Global Real Estate Fund	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Overseas Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Total Return Portfolio	Putnam VT Equity Income Fund

INVESTMENT INCOME:
Dividend income	$89	$380	$479	$217	$-	$1,268	$1,156

TOTAL INVESTMENT INCOME	89	380	479	217	-	1,268	1,156

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4	(17)	(27)	24	2	(106)	338
Capital gain distributions	2,234	-	362	-	-	-	5,785

Net realized gain (loss) on investments	2,238	(17)	336	24	2	(106)	6,123

Change in net unrealized appreciation (depreciation) on investments	(7,952)	(4,256)	(3,732)	(1,416)	-	(8,826)	(9,187)

Net realized and unrealized gain (loss) on investments	(5,714)	(4,273)	(3,396)	(1,393)	2	(8,932)	(3,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,625)	$(3,893)	$(2,916)	$(1,176)	$2	$(7,664)	$(1,909)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS
Royce Capital Fund - Micro-Cap Portfolio

INVESTMENT INCOME:
Dividend income	$-

TOTAL INVESTMENT INCOME	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-
Capital gain distributions	1

Net realized gain (loss) on investments	1

Change in net unrealized appreciation (depreciation) on investments	(1)

Net realized and unrealized gain (loss) on investments	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio	American Funds IS Global Small Capitalization Fund	American Funds IS Growth Fund	American Funds IS International Fund	BNY Mellon Stock Index Portfolio	DWS Core Equity VIP	DWS Small Cap Index VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$207	$458	$2,203	$325	$531
Net realized gain (loss) on investments	1	-	9,367	3,585	14,583	5,754	9,891
Change in net unrealized appreciation (depreciation) on investments	(2)	(1)	(34,023)	(10,611)	(51,024)	(13,282)	(24,697)

Increase (decrease) in net assets resulting from operations	(1)	(1)	(24,448)	(6,569)	(34,238)	(7,203)	(14,275)

POLICY TRANSACTIONS:
Proceeds from units sold	-	-	-	-	4,007	-	-
Policy maintenance charges	-	-	(698)	(287)	(2,886)	(472)	(644)
Net transfers (to) from the Company and Subaccounts	-	1	-	-	-	-	-

Increase (decrease) in net assets resulting from policy transactions	-	1	(698)	(287)	1,121	(472)	(644)

Total increase (decrease) in net assets	(1)	-	(25,147)	(6,855)	(33,117)	(7,674)	(14,919)

NET ASSETS:
Beginning of period	3	-	81,893	31,655	187,989	46,493	69,327

End of period	2	-	56,747	24,800	154,872	38,818	54,408

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	104	-	-
Units redeemed	-	-	(15)	(20)	(69)	(13)	(21)

Net increase (decrease)	-	-	(15)	(20)	34	(13)	(21)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Aggressive Profile Fund	Empower Bond Index Fund	Empower Government Money Market Fund	Empower International Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$195	$127	$4	$-	$1,512	$505	$276
Net realized gain (loss) on investments	887	(5)	-	-	4,346	2,302	694
Change in net unrealized appreciation (depreciation) on investments	(3,583)	(1,782)	-	-	(14,914)	(7,357)	(2,953)

Increase (decrease) in net assets resulting from operations	(2,501)	(1,660)	4	-	(9,056)	(4,549)	(1,982)

POLICY TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	2,316	1,158
Policy maintenance charges	(4,002)	(120)	(24)	-	(597)	(638)	(2,871)
Net transfers (to) from the Company and Subaccounts	-	-	-	1	-	-	-

Increase (decrease) in net assets resulting from policy transactions	(4,002)	(120)	(24)	1	(597)	1,678	(1,713)

Total increase (decrease) in net assets	(6,503)	(1,781)	(21)	1	(9,653)	(2,871)	(3,695)

NET ASSETS:
Beginning of period	17,383	12,170	307	-	75,442	34,495	18,755

End of period	10,881	10,389	$287	$-	$65,789	$31,624	$15,060

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	168	68
Units redeemed	(267)	(8)	(2)	-	(45)	(46)	(203)

Net increase (decrease)	(267)	(8)	(2)	-	(45)	122	(135)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Invesco V.I. Global Real Estate Fund	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Overseas Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Total Return Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$53	$89	$380	$479	$217	$-	$1,268
Net realized gain (loss) on investments	1,033	2,238	(17)	336	24	2	(106)
Change in net unrealized appreciation (depreciation) on investments	(7,644)	(7,952)	(4,256)	(3,732)	(1,416)	-	(8,826)

Increase (decrease) in net assets resulting from operations	(6,558)	(5,625)	(3,893)	(2,916)	(1,176)	2	(7,664)

POLICY TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	1,603
Policy maintenance charges	(227)	(374)	(142)	(223)	(142)	-	(737)
Net transfers (to) from the Company and Subaccounts	-	-	-	-	-	(1)	-

Increase (decrease) in net assets resulting from policy transactions	(227)	(374)	(142)	(223)	(142)	(1)	866

Total increase (decrease) in net assets	(6,784)	(5,999)	(4,035)	(3,139)	(1,318)	1	(6,798)

NET ASSETS:
Beginning of period	24,818	37,617	15,667	21,419	13,639	-	53,380

End of period	$18,034	$31,618	11,631	$18,280	$12,322	$1	$46,582

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	-	78
Units redeemed	(4)	(5)	(3)	(8)	(4)	-	(35)

Net increase (decrease)	(4)	(5)	(3)	(8)	(4)	-	43

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT Equity Income Fund	Royce Capital Fund - Micro-Cap Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,156	$-
Net realized gain (loss) on investments	6,123	1
Change in net unrealized appreciation (depreciation) on investments	(9,187)	(1)

Increase (decrease) in net assets resulting from operations	(1,909)	-

POLICY TRANSACTIONS:
Proceeds from units sold	2,404	-
Policy maintenance charges	(1,365)	-
Net transfers (to) from the Company and Subaccounts	-	-

Increase (decrease) in net assets resulting from policy transactions	1,039	-

Total increase (decrease) in net assets	(869)	-

NET ASSETS:
Beginning of period	72,578	4

End of period	$71,709	$4

CHANGES IN UNITS OUTSTANDING:
Units issued	45	-
Units redeemed	(24)	-

Net increase (decrease)	21	-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio	American Century Investments VP Value Fund	American Funds IS Global Small Capitalization Fund	American Funds IS Growth Fund	American Funds IS International Fund	BNY Mellon Stock Index Portfolio	DWS Core Equity VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$68	$-	$166	$805	$1,935	$321
Net realized gain (loss) on investments	6,699	4,461	2,906	9,844	69	8,257	1,942
Change in net unrealized appreciation (depreciation) on investments	(6,237)	(2,330)	(2,253)	4,834	(1,348)	31,095	7,181

Increase (decrease) in net assets resulting from operations	461	2,199	653	14,844	(474)	41,288	9,444

POLICY TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Policy maintenance charges	(68)	(76)	(47)	(773)	(337)	(2,700)	(476)
Transfers for contract benefits and terminations	(13,315)	(15,909)	(9,360)	-	-	-	-
Net transfers (to) from the Company and Subaccounts	-	-	-	-	-	14,789	-

Increase (decrease) in net assets resulting from Policy transactions	(13,383)	(15,984)	(9,406)	(773)	(337)	12,089	(476)

Total increase (decrease) in net assets	(12,921)	(13,786)	(8,753)	14,072	(811)	53,377	8,967

NET ASSETS:
Beginning of period	12,925	13,785	8,753	67,822	32,466	134,611	37,525

End of period	$3	$-	$-	$81,893	$31,655	$187,989	$46,493

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	388	-
Units redeemed	(36)	(270)	(358)	(14)	(19)	(65)	(13)

Net increase (decrease)	(36)	(270)	(358)	(14)	(19)	323	(13)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	DWS Small Cap Index VIP	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Great-West Aggressive Profile Fund	Great-West Bond Index Fund	Great-West Core Bond Fund	Great-West Government Money Market Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$576	$15	$129	$947	$100	$30	$-
Net realized gain (loss) on investments	4,142	13,965	5,941	2,680	83	540	-
Change in net unrealized appreciation (depreciation) on investments	4,150	(6,514)	1,580	687	(10)	(818)	-

Increase (decrease) in net assets resulting from operations	8,869	7,466	7,650	4,314	174	(248)	-

POLICY TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-	-
Policy maintenance charges	(727)	(399)	(391)	(3,651)	(104)	(55)	(21)
Transfers for contract benefits and terminations	-	(30,926)	-	-	-	(10,821)	-
Net transfers (to) from the Company and Subaccounts	-	-	-	(14,794)	12,100	-	-

Increase (decrease) in net assets resulting from Policy transactions	(727)	(31,325)	(391)	(18,445)	11,996	(10,877)	(21)

Total increase (decrease) in net assets	8,142	(23,859)	7,258	(14,131)	12,170	(11,125)	(21)

NET ASSETS:
Beginning of period	61,185	48,678	30,359	31,514	-	11,124	328

End of period	$69,327	$24,818	$37,617	$17,383	$12,170	$-	$307

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	763	-	-
Units redeemed	(20)	(521)	(5)	(1,189)	(6)	(655)	(2)

Net increase (decrease)	(20)	(521)	(5)	(1,189)	757	(655)	(2)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Great-West International Value Fund	Great-West Moderate Profile Fund	Great-West Moderately Aggressive Profile Fund	Great-West Moderately Conservative Profile Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Mid Cap Core Equity Fund	Janus Henderson VIT Flexible Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$2,489	$1,514	$566	$392	$-	$437
Net realized gain (loss) on investments	2,713	3,099	1,755	829	(216)	(904)	571
Change in net unrealized appreciation (depreciation) on investments	(1,440)	2,525	1,512	248	3,513	2,571	(1,206)

Increase (decrease) in net assets resulting from operations	1,273	8,114	4,780	1,643	3,689	1,667	(198)

POLICY TRANSACTIONS:
Proceeds from units sold	-	-	2,316	1,158	-	-	-
Policy maintenance charges	(106)	(604)	(612)	(2,595)	(173)	(73)	(241)
Transfers for contract benefits and terminations	(21,645)	-	-	-	(5,658)	(15,294)	-
Net transfers (to) from the Company and Subaccounts	-	-	(12,096)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(21,752)	(604)	(10,392)	(1,437)	(5,831)	(15,367)	(241)

Total increase (decrease) in net assets	(20,479)	7,510	(5,611)	206	(2,142)	(13,700)	(439)

NET ASSETS:
Beginning of period	20,479	67,932	40,106	18,549	17,808	13,699	21,858

End of period	$-	$75,442	$34,495	$18,755	$15,667	$-	$21,419

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	156	65	-	-	-
Units redeemed	(1,316)	(42)	(884)	(173)	(134)	(444)	(8)

Net increase (decrease)	(1,316)	(42)	(729)	(108)	(134)	(444)	(8)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 Series Account

Empower Annuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Total Return Portfolio	Putnam VT Equity Income Fund	Van Eck VIP Global Hard Assets Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$154	$148	$13	$979	$916	$-
Net realized gain (loss) on investments	36	173	30	2,289	2,794	610
Change in net unrealized appreciation (depreciation) on investments	1,455	(263)	(49)	(3,962)	12,167	(31)

Increase (decrease) in net assets resulting from operations	1,645	58	(7)	(695)	15,877	579

POLICY TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Policy maintenance charges	(150)	(61)	(50)	(750)	(1,187)	(23)
Transfers for contract benefits and terminations	-	(12,101)	(9,845)	-	-	(4,717)
Net transfers (to) from the Company and Subaccounts	-	-	(1)	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(150)	(12,163)	(9,896)	(750)	(1,187)	(4,740)

Total increase (decrease) in net assets	1,495	(12,105)	(9,903)	(1,444)	14,691	(4,161)

NET ASSETS:
Beginning of period	12,144	12,105	9,901	54,825	57,888	4,161

End of period	$13,639	$-	$-	$53,380	$72,578	$-

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	-
Units redeemed	(4)	(426)	(609)	(3)	(22)	(78)

Net increase (decrease)	(4)	(426)	(609)	(3)	(22)	(78)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The COLI VUL-4 Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Separate Account, which is a funding vehicle for variable life insurance policies, is no longer being sold. The Separate Account consists of numerous investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the reserves and other policy liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Policies are allocated to the subaccounts in accordance with policy owner instructions and are recorded as Proceeds from Units Sold in the statements of changes in net assets. Such amounts are used to provide account funds to pay policy values under the Policies. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies" (ASC Topic 946). The following is a summary of the significant accounting policies of the Separate Account.

The following is a list of the variable annuity products funded by the Separate Account:

Individual Retirement Bonus Product

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to 34 Subaccounts, as follows:

Alger Small Cap Growth Portfolio	Empower Bond Index Fund(a)(b)
American Century Investments VP Value Fund	Empower Conservative Profile Fund(a)
American Funds IS Global Small Capitalization Fund	Empower Core Bond Fund(a)
American Funds IS Growth Fund	Empower Government Money Market Fund(a)
American Funds IS International Fund	Empower International Index Fund(a)
BNY Mellon Stock Index Portfolio	Empower International Value Fund(a)
DWS Core Equity VIP	Empower Large Cap Value Fund Investor II Class Fund(a)
DWS Small Cap Index VIP	Empower Moderate Profile Fund(a)
Empower Aggressive Profile Fund(a)

Empower Moderately Aggressive Profile Fund(a)	Janus Henderson VIT Flexible Bond Portfolio
Empower Moderately Conservative Profile Fund(a)	Janus Henderson VIT Overseas Portfolio
Empower Real Estate Index Fund(a)	Pimco VIT High Yield Portfolio
Empower S&P Mid Cap 400® Index Fund(a)	Pimco VIT Low Duration Portfolio
Empower T. Rowe Price Mid Cap Growth Fund(a)	Pimco VIT Total Return Portfolio
Fidelity VIP Contrafund Portfolio	Putnam VT Equity Income Fund
Fidelity VIP Mid Cap Portfolio	Royce Capital Fund - Micro-Cap Portfolio
Invesco V.I. Global Real Estate Fund	Van Eck VIP Global Hard Assets Fund
Invesco V.I. Mid Cap Core Equity Fund

(a)(b) See Subaccount changes table below

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Subaccount Changes:

(a) During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great-West Core Bond Fund	Empower Core Bond Fund	August 1, 2022
Great-West Government Money Market Fund	Empower Government Money Market Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West International Value Fund	Empower International Value Fund	August 1, 2022
Great-West Large Cap Value Fund Investor II Class Fund	Empower Large Cap Value Fund Investor II Class Fund	August 1, 2022
Great-West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great-West S&P Mid Cap 400® Index Fund	Empower S&P Mid Cap 400® Index Fund	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022

(b) During 2021, the following Subaccounts commenced trading:

Subaccount	Date of Commencement
Empower Bond Index Fund	March 19, 2021

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Proceeds from Units Sold

Proceeds from Units Sold from policy owners by the Company are credited as accumulation units and are reported as Policy Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between other investment options of the Company, not included in the Separate Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases		Sales
Alger Small Cap Growth Portfolio	$0	*	$-
American Century Investments VP Value Fund	-		-
American Funds IS Global Small Capitalization Fund	0	*	-
American Funds IS Growth Fund	9,444		698
American Funds IS International Fund	4,077		287
BNY Mellon Stock Index Portfolio	19,909		2,805
DWS Core Equity VIP	6,065		472
DWS Small Cap Index VIP	10,511		644
Empower Aggressive Profile Fund	1,543		4,002
Empower Bond Index Fund	136		120
Empower Government Money Market Fund	3		24
Empower International Value Fund	0	*	-
Empower Moderate Profile Fund	5,923		596
Empower Moderately Aggressive Profile Fund	5,214		638
Empower Moderately Conservative Profile Fund	1,974		2,581
Fidelity VIP Contrafund Portfolio	1,042		227
Fidelity VIP Mid Cap Portfolio	2,323		375
Invesco V.I. Global Real Estate Fund	380		143
Janus Henderson VIT Flexible Bond Portfolio	842		223
Janus Henderson VIT Overseas Portfolio	217		142
Pimco VIT Low Duration Portfolio	0	*	-
Pimco VIT Total Return Portfolio	2,855		721
Putnam VT Equity Income Fund	9,300		1,320
Royce Capital Fund - Micro-Cap Portfolio	1		-	*
Van Eck VIP Global Hard Assets Fund	-		-

* The subaccount had activity that did not round to $1.

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Cost of Insurance

The Company deducts from each participant’s account an amount to pay for the insurance provided on each life. This charge varies based on individual characteristics of the policy holder and is recorded as Transfers for Policy Benefits and Terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Charges

The Company deducts from each participant’s account a charge of $10 for each transfer between Subaccounts in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for Policy Benefits and Terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Partial Surrenders

The Company deducts from each participant’s account a maximum administrative charge of $25 for all partial withdrawals after the first withdrawal made during the same policy year. This charge is recorded as Transfers for Policy Benefits and Terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Change of Death Benefit Option

The Company deducts from each participant’s account a maximum charge of $100 for each change of death benefit option. This charge is recorded as Transfers for Policy Benefits and Terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Service Charge

The Company deducts from each participant’s account an amount equal to a maximum of $15 per month. This charge compensates the Company for certain administrative costs and is recorded as Policy Maintenance Charges on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from each participant’s account, equal to an annual rate that will not exceed 1.00% annually. Currently, the charge is 1.00% for Policy Years 1 through 6 and 0.00% thereafter. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The charges are recognized as Policy Maintenance Charges in the Statements of Changes in Net Assets of the applicable Subaccounts.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Expense Charges Applied to Premium

The Company deducts a maximum charge of 10% from each purchase payment received. A maximum of 6.5% of this charge will be deducted as sales load to compensate the Company in part for sales and promotional expenses in connection with selling the policies. A maximum of 3.5% of this charge will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of premiums. This charge is netted with Proceeds from Units Sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Supplemental Benefit Charges

The Company deducts from each participant’s account an amount to pay for certain riders selected by the policy holder. This charge varies based on individual characteristics of the policy holder when the rider is added to the policy and is recorded as Transfers for Policy Benefits and Terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Related Party Transactions

Empower Funds, Inc., funds of which are underlying certain Subaccounts, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statements of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized policy expenses of the respective Subaccounts of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date that the investment option was available in the Separate Account. The total returns are calculated for each 12- month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invest.

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000’s)		Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

Alger Small Cap Growth Portfolio
2022	-		$-	$0	*	0.00%	0.00%	0.00%
2021	-		-	0	*	0.00%	0.00%	0.00%
2020	0	*	357.94	13		1.22%	0.00%	67.15%
2019	0	*	212.76	8		0.00%	0.00%	29.33%
2018	0	*	166.11	6		0.00%	0.00%	1.44%
American Century Investments VP Value Fund
2022	-		-	-		0.00%	0.00%	0.00%
2021	-		-	-		1.61%	0.00%	0.00%
2020	0	*	51.13	14		2.53%	0.00%	0.98%
2019	0	*	50.72	14		2.11%	0.00%	27.03%
2018	0	*	39.88	10		1.68%	0.00%	(9.15)%
American Funds IS Global Small Capitalization Fund
2022	-		-	-		0.00%	0.00%	(29.81)%
2021	-		-	-		0.00%	0.00%	0.00%
2020	0	*	24.46	9		0.18%	0.00%	29.73%
2019	0	*	18.87	7		0.16%	0.00%	31.52%
2018	0	*	14.32	5		0.09%	0.00%	(10.55)%
American Funds IS Growth Fund
2022	1		41.55	57		0.32%	0.00%	(29.94)%
2021	1		59.30	82		0.22%	0.00%	21.99%
2020	1		48.61	68		0.35%	0.00%	52.08%
2019	1		31.97	39		0.76%	0.00%	30.77%
2018	1		24.44	31		0.44%	0.00%	(0.24)%
American Funds IS International Fund
2022	2		13.71	25		1.75%	0.00%	(20.79)%
2021	2		17.30	32		2.44%	0.00%	(1.51)%
2020	2		17.57	32		0.73%	0.00%	13.98%
2019	2		15.42	24		1.48%	0.00%	22.88%
2018	2		12.55	20		1.71%	0.00%	(13.13)%

*The Subaccount has units that round to less than 1,000 units and/or net assets less than $1,000.

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

BNY Mellon Stock Index Portfolio
2022	4	$38.27	$155	1.35%	0.00%	(18.32)%
2021	4	46.86	188	1.17%	0.00%	28.41%
2020	4	36.49	135	1.73%	0.00%	18.01%
2019	4	30.92	113	1.73%	0.00%	31.18%
2018	4	23.57	88	1.68%	0.00%	(4.64)%
DWS Core Equity VIP
2022	1	34.25	39	0.80%	0.00%	(15.53)%
2021	1	40.54	46	0.76%	0.00%	25.29%
2020	1	32.36	38	1.47%	0.00%	16.14%
2019	1	27.86	33	1.08%	0.00%	30.30%
2018	1	21.38	25	1.76%	0.00%	(5.69)%
DWS Small Cap Index VIP
2022	2	29.52	54	0.91%	0.00%	(20.64)%
2021	2	37.19	69	0.83%	0.00%	14.51%
2020	2	32.48	61	1.20%	0.00%	19.43%
2019	2	27.20	46	1.06%	0.00%	25.22%
2018	2	21.72	38	0.95%	0.00%	(11.23)%
Empower Aggressive Profile Fund
2022	1	14.47	11	1.47%	0.00%	(15.17)%
2021	1	17.05	17	4.50%	0.00%	19.51%
2020	2	14.27	32	1.71%	0.00%	11.99%
2019	2	12.74	32	2.30%	0.00%	26.10%
2018	5	10.11	49	2.55%	0.00%	(10.41)%
Empower Bond Index Fund
2022	1	13.88	10	1.16%	0.00%	(13.68)%
2021	1	16.08	12	1.04%	0.00%	1.46%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000’s)		Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

Empower Core Bond Fund
2022	-		$-	$-		0.00%	0.00%	0.00%
2021	-		-	-		0.98%	0.00%	0.00%
2020	1		16.97	11		2.80%	0.00%	8.02%
2019	1		15.72	10		2.46%	0.00%	9.19%
2018	618		14.39	9		2.42%	0.00%	(1.21)%
Empower Government Money Market Fund
2022	0	*	13.68	0	*	1.19%	0.00%	1.22%
2021	0	*	13.52	0	*	0.00%	0.00%	0.05%
2020	0	*	13.51	0	*	0.29%	0.00%	0.29%
2019	0	*	13.58	0	*	1.66%	0.00%	1.75%
2018	0	*	13.25	0	*	1.30%	0.00%	1.39%
Empower International Value Fund
2022	-		-	-		0.00%	0.00%	0.00%
2021	-		-	-		0.00%	0.00%	0.00%
2020	1		15.57	20		1.10%	0.00%	9.73%
2019	1		14.19	19		1.37%	0.00%	22.06%
2018	1		11.62	15		1.31%	0.00%	(15.58)%
Empower Moderate Profile Fund
2022	5		13.03	66		2.23%	0.00%	(12.02)%
2021	5		14.81	75		3.42%	0.00%	11.94%
2020	5		13.23	68		1.61%	0.00%	11.25%
2019	5		11.89	62		2.01%	0.00%	17.52%
2018	5		10.12	53		2.94%	0.00%	(6.30)%
Empower Moderately Aggressive Profile Fund
2022	2		13.51	32		1.60%	0.00%	(13.09)%
2021	2		15.54	34		4.38%	0.00%	14.27%
2020	3		13.60	40		2.25%	0.00%	11.75%
2019	3		12.17	34		1.67%	0.00%	20.35%
2018	3		10.11	31		2.72%	0.00%	(7.63)%

*The Subaccount has units that round to less than 1,000 units and/or net assets less than $1,000.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000’s)	Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

Empower Moderately Conservative Profile Fund
2022	1		$12.33	$15	1.69%	0.00%	(10.82)%
2021	1		13.83	19	3.00%	0.00%	9.14%
2020	1		12.67	19	1.34%	0.00%	9.57%
2019	2		11.56	18	1.92%	0.00%	14.45%
2018	2		10.10	17	2.75%	0.00%	(4.72)%
Fidelity VIP Contrafund Portfolio
2022	0	*	52.52	18	0.27%	0.00%	(26.49)%
2021	0	*	71.45	25	0.05%	0.00%	27.52%
2020	1		56.03	49	0.08%	0.00%	30.23%
2019	1		43.02	38	0.22%	0.00%	31.27%
2018	1		32.76	28	0.44%	0.00%	(6.64)%
Fidelity VIP Mid Cap Portfolio
2022	0	*	72.65	32	0.27%	0.00%	(14.97)%
2021	0	*	85.44	38	0.37%	0.00%	25.31%
2020	0	*	68.18	30	0.44%	0.00%	17.87%
2019	0	*	57.85	26	0.69%	0.00%	23.17%
2018	0	*	46.98	21	0.41%	0.00%	(14.77)%
Invesco V.I. Global Real Estate Fund
2022	0	*	37.59	12	2.91%	0.00%	(24.94)%
2021	0	*	50.08	16	2.50%	0.00%	25.71%
2020	0	*	39.84	18	5.43%	0.00%	(12.32)%
2019	0	*	45.39	18	4.60%	0.00%	23.00%
2018	0	*	36.99	14	3.90%	0.00%	(6.15)%
Invesco V.I. Mid Cap Core Equity Fund
2022	-		-	-	0.00%	0.00%	0.00%
2021	-		-	-	0.00%	0.00%	0.00%
2020	444		30.84	14	0.80%	0.00%	9.25%
2019	452		28.24	13	0.51%	0.00%	25.28%
2018	425		22.54	10	0.53%	0.00%	(11.35)%

*The Subaccount has units that round to less than 1,000 units and/or net assets less than $1,000.

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000’s)		Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

Janus Henderson VIT Flexible Bond Portfolio
2022	1		$27.28	$18		2.49%	0.00%	(13.66)%
2021	1		31.60	21		2.04%	0.00%	(0.89)%
2020	1		31.88	22		3.16%	0.00%	10.48%
2019	1		28.85	20		3.34%	0.00%	9.57%
2018	1		26.34	18		3.17%	0.00%	(1.00)%
Janus Henderson VIT Overseas Portfolio
2022	0	*	37.92	12		1.78%	0.00%	(8.60)%
2021	0	*	41.49	14		1.16%	0.00%	13.60%
2020	0	*	36.52	12		1.50%	0.00%	16.30%
2019	0	*	31.41	11		1.93%	0.00%	27.02%
2018	0	*	24.73	8		1.77%	0.00%	(14.94)%
Pimco VIT High Yield Portfolio
2022	-		-	-		0.00%	0.00%	0.00%
2021	-		-	-		4.35%	0.00%	0.00%
2020	0	*	28.43	12		5.27%	0.00%	5.74%
2019	0	*	26.91	12		4.93%	0.00%	14.72%
2018	0	*	23.44	9		5.09%	0.00%	(2.65)%
Pimco VIT Low Duration Portfolio
2022	0	*	15.18	0	*	0.64%	0.00%	(5.65)%
2021	-		-	-		0.45%	0.00%	0.00%
2020	1		16.26	10		1.30%	0.00%	2.99%
2019	1		15.79	10		2.76%	0.00%	4.03%
2018	1		15.17	9		1.94%	0.00%	0.34%
Pimco VIT Total Return Portfolio
2022	2		19.47	47		2.62%	0.00%	(14.30)%
2021	2		22.72	53		1.82%	0.00%	(1.28)%
2020	2		23.01	55		2.31%	0.00%	8.65%
2019	2		21.17	45		3.00%	0.00%	8.35%
2018	2		19.55	41		2.55%	0.00%	(0.53)%

*The Subaccount has units that round to less than 1,000 units and/or net assets less than $1,000.

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000’s)		Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

Putnam VT Equity Income Fund
2022	1		$56.51	$72		1.64%	0.00%	(2.87)%
2021	1		58.18	73		1.36%	0.00%	27.61%
2020	1		45.59	58		2.06%	0.00%	6.06%
2019	1		42.97	53		2.16%	0.00%	30.73%
2018	1		32.88	40		0.87%	0.00%	(8.27)%
Royce Capital Fund - Micro-Cap Portfolio
2022	0	*	19.76	0	*	0.00%	0.00%	(23.40)%
Van Eck VIP Global Hard Assets Fund
2022	-		-	-		0.00%	0.00%	0.00%
2021	-		-	-		0.00%	0.00%	0.00%
2020	0	*	53.50	4		1.03%	0.00%	19.11%
2019	0	*	45.03	4		0.00%	0.00%	11.87%
2018	0	*	39.99	3		0.00%	0.00%	(28.27)%

*The Subaccount has units that round to less than 1,000 units and/or net assets less than $1,000.

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.